UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       MARCH 31, 2007
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         033 ASSET MANAGEMENT, LLC
Address:      125 HIGH STREET
              BOSTON, MASSACHUSETTS  02110


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:
 /S/ LAWRENCE LONGO               BOSTON, MASSACHUSETTS           MAY 9, 2007
 ------------------               ---------------------           -----------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:               33
                                                 ------------

Form 13F Information Table Value Total:           $115,207
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

{None}

                                                                                                                         VOTING
                                TITLE OF                        VALUE      SHRS/     SH/PRN OR   INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
----------------------------------------------------------------------------------------------------------------------------------
ACUSPHERE INC                     COM             00511R870     1,475      534,499       SH         SOLE       N/A       534,499
AKORN INC                         COM             009728106     4,158      616,000       SH         SOLE       N/A       616,000
AXT INC                           COM             00246W103     3,782      789,650       SH         SOLE       N/A       789,650
CENTILLIUM COMMUNICATIONS INC     COM             152319109     6,490     3,380,344      SH         SOLE       N/A      3,380,344
CIENA CORP                        COM             171779309     3,608      129,100       SH         SOLE       N/A       129,100
CLEARPOINT BUSINESS RESOURCES INC COM             185061108      642       105,200       SH         SOLE       N/A       105,200
CLEARWIRE CORP                    COM             185385309      819       40,000        SH         SOLE       N/A        40,000
CORE LABORATORIES NV              COM             N22717107     2,096      25,000        SH         SOLE       N/A        25,000
DIANA SHIPPING INC                COM             Y2066G104      881       50,000        SH         SOLE       N/A        50,000
EDDIE BAUER HOLDINGS INC          COM             071625107      398       35,000        SH         SOLE       N/A        35,000
FOCUS ENHANCEMENTS INC            COM             344159108     10,002    7,753,304      SH         SOLE       N/A      7,753,304
GAMETECH INTERNATIONAL INC        COM             36466D102      122       10,000        SH         SOLE       N/A        10,000
HEADWATERS INC                    COM             42210P102     4,152      190,000       SH         SOLE       N/A       190,000
HOLLYWOOD MEDIA CORP              COM             436233100     8,437     1,921,976      SH         SOLE       N/A      1,921,976
INVESTOOLS INC                    COM             46145P103     2,780      200,000       SH         SOLE       N/A       200,000
IOMEGA CORP                       COM             462030305     13,829    3,687,830      SH         SOLE       N/A      3,687,830
JAMBA INC                         COM             47023A101     1,384      150,800       SH         SOLE       N/A       150,800
JAZZ TECHNOLOGIES INC             COM             47214E102     3,105      721,986       SH         SOLE       N/A       721,986
LANDEC CORP                       COM             514766104     4,609      325,000       SH         SOLE       N/A       325,000
MCF CORP                          COM             580395309      315       71,600        SH         SOLE       N/A        71,600
MRV COMMUNICATIONS INC            COM             553477100     1,651      465,200       SH         SOLE       N/A       465,200
NUTRISYSTEMS PUT                  OPTION          67069D958      480         500         PUT        SOLE       N/A         500
OPTIUM CORP                       COM             68402T107      701       36,137        SH         SOLE       N/A        36,137
QUIDEL CORP                       COM             74838J101     6,091      507,614       SH         SOLE       N/A       507,614
SILICON MOTION TECHNOLOGY CORP    COM             82706C108     2,396      106,400       SH         SOLE       N/A       106,400
SKILLSOFT PLC                     SPONSORED ADR   830928107     7,207      862,100       SH         SOLE       N/A       862,100
TELECOMMUNICATIONS SYSTEMS INC    CL A            87929J103      922       247,755       SH         SOLE       N/A       247,755
TGE INDUSTRIES INC                COM             872417308     6,356      734,825       SH         SOLE       N/A       734,825
TNS INC                           COM             872960109      805       50,000        SH         SOLE       N/A        50,000
TRIDENT MICROSYSTEMS INC          COM             895919108     5,771      287,700       SH         SOLE       N/A       287,700
PROSHARES                         ULTRASHORT QQQ  74347R875     5,371      100,000       SH         SOLE       N/A       100,000
VA SOFTWARE CORP                  COM             91819B105     3,738      927,612       SH         SOLE       N/A       927,612
VIEWPOINT CORP                    COM             92672P108      634      1,268,230      SH         SOLE       N/A      1,268,230
                                                               115,207